Other financial liabilities - Summary Of Other Financial Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of Other financial liabilities [abstract]
Derivatives	¥ 432,189	¥ 456,257
Current liabilities	1,700,137	1,392,397
Non-current liabilities	495,814	533,710
Total	2,195,951	1,926,107
Financial liabilities measured at amortized cost, class [Member]
Disclosure of Other financial liabilities [abstract]
Deposits received	1,205,723	1,015,094
Other	558,039	454,756
Financial liabilities measured at fair value through profit or loss, class [Member]
Disclosure of Other financial liabilities [abstract]
Derivatives	432,189	456,257
Total	¥ 2,195,951	¥ 1,926,107